Form N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund
Entity Central Index Key	0001329377
Entity Investment Company Type	N-1A
Document Effective Date	Mar. 16, 2026
Document Creation Date	Mar. 16, 2026
Document Period End Date	Dec. 31, 2024
First Trust Bloomberg Inflation Sensitive Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

1.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the final paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety.
2.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the risk factor “Non-Diversification Risk” set forth in the section entitled “Principal Risks” is hereby deleted in its entirety.